GOODWILL AND OTHER INTANGIBLE ASSETS - Carrying Value of Goodwill by Reporting Unit (Details)	12 Months Ended
Dec. 29, 2017 USD ($)
Changes in carrying value of goodwill
Goodwill at beginning of period	$ 21,947,000
Additions/Adjustments	16,237,000
Goodwill at end of period	38,184,000
Energy
Changes in carrying value of goodwill
Goodwill at beginning of period	21,198,000
Additions/Adjustments	16,237,000
Goodwill at end of period	37,435,000
Engineering And Consulting
Changes in carrying value of goodwill
Goodwill at beginning of period	749,000
Goodwill at end of period	$ 749,000